SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
Disclosure of detailed information about entity reportable segments, assets and liabilities [Table Text Block]
	December 31, 2021
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Terronera	Total
Cash and cash equivalents	$67,913	$144	$27,060	$4,234	$3,349	$236	$367	$103,303
Other Investments	11,200	-	-	-	-	-	-	11,200
Accounts and other receivables	35	-	6,706	6,633	308	777	3	14,462
Income tax receivable	137	1	3	2	2	32	-	177
Inventories	-	-	19,852	7,057	195	351	30	27,485
Prepaid expenses	1,229	118	844	349	20	98	2,477	5,135
Non-current deposits	76	-	321	128	-	74	-	599
Non-current IVA receivable	-	-	1,434	-	-	164	2,658	4,256
Deferred income tax asset	-	-	-	936	-	-	-	936
Non-current Income tax receivable	-	-	-	-	-	3,570	-	3,570
Intangible assets	2	1	15	17	2	-	3	40
Right-of-use leased assets	564	-	100	-	-	-	-	664
Mineral property, plant and equipment	373	18,963	54,234	27,371	2,005	-	19,251	122,197
Total assets	$81,529	$19,227	$110,569	$46,727	$5,881	$5,302	$24,789	$294,024

Accounts payable and accrued liabilities	$9,788	$238	$15,247	$4,667	$141	$333	$1,577	$31,991
Income taxes payable	29	-	3,563	636	-	-	-	4,228
Loans payable	43	-	2,005	4,048	-	-	4,398	10,494
Lease obligations	896	-		105	-	-	-	1,001
Provision for reclamation and rehabilitation	-	-	3,997	3,237	163	-	-	7,397
Deferred income tax liability	-	-	1,271	235	-	-	-	1,506
Total liabilities	$10,756	$238	$26,083	$12,928	$304	$333	$5,975	$56,617
December 31, 2020
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Terronera	Total

Cash and cash equivalents	$23,370	$471	$25,456	$6,069	$4,579	$1,120	$18	$61,083
Other Investments	4,767	-	-	-	-	-	-	$4,767
Accounts and other receivables	1,475	-	6,573	9,321	1,949	642	184	$20,144
Income tax receivable	-	5	15	12	-	20	-	$52
Inventories	-	-	9,252	4,645	2,461	282	-	$16,640
Prepaid expenses	1,095	77	731	202	20	114	45	$2,284
Non-current deposits	76	-	306	135	-	74	-	$591
Deferred financing costs	294	-	-	-	-	-	-	$294
Non-current IVA receivable	-	-	1,475	-	-	347	854	$2,676
Deferred income tax asset	-	-	9,445	3,308	-	-	-	$12,753
Intangible assets	11	79	134	135	78	46	9	$492
Right-of-use leased assets	649	-	-	105	107	-	-	$861
Mineral property, plant and equipment	309	8,658	40,386	24,445	3,584	3,127	7,446	$87,955
Goodwill	-	-	-	-	-	-	-	-
Total assets	$32,046	$9,290	$93,773	$48,377	$12,778	$5,772	$8,556	$210,592

Accounts payable and accrued liabilities	$11,008	$610	$10,547	$3,809	$1,018	$580	$192	$27,764
Income taxes payable	4	-	2,367	667	-	-	-	$3,038
Loans payable	439	-	3,105	6,128	-	-	-	$9,672
Lease obligations	982	-	-	112	-	-	-	$1,094
Provision for reclamation and rehabilitation	-	-	2,221	1,978	132	4,545	-	$8,876
Deferred income tax liability	-	-	798	279	-	-	-	$1,077
Total liabilities	$12,433	$610	$19,038	$12,973	$1,150	$5,125	$192	$51,521

Disclosure of detailed information about entity reportable segments, income and expenditures [Table Text Block]
Year ended December 31, 2021
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Terronera	Total
Silver sales	$-	$-	$85,854	$10,149	$1,254	$-	$-	$97,257
Gold sales	-	-	22,638	38,645	8,739	-	-	$70,022
Less: smelting and refining costs	-	-	-	(1,715)	(244)	-	-	$(1,959)
Total revenue	$-	$-	$108,492	$47,079	$9,749	$-	$-	$165,320

Salaries, wages and benefits:
mining	$-	$-	$8,352	$5,574	$1,314	$-	$-	$15,240
processing	-	-	3,303	1,799	614	-	-	5,716
administrative	-	-	5,406	3,331	823	-	-	9,560
stock based compensation	-	-	180	180	61	-	-	421
change in inventory	-	-	(2,946)	(764)	342	-	-	(3,368)
Total salaries, wages and benefits	-	-	14,295	10,120	3,154	-	-	27,569

Direct costs:
mining	-	-	$25,253	$11,076	$2,746	-	-	39,075
processing	-	-	12,220	5,373	1,205	-	-	18,798
administrative	-	-	5,981	3,813	1,380	-	-	11,174
change in inventory	-	-	(5,808)	(1,306)	522	-	-	(6,592)
Total direct production costs	-	-	37,646	18,956	5,853	-	-	62,455

Depreciation and depletion:
depreciation and depletion	-	-	11,842	13,696	1,436	-	-	26,974
change in inventory	-	-	(3,899)	(205)	1,107	-	-	(2,997)
Total depreciation and depletion	-	-	7,943	13,491	2,543	-	-	23,977

Royalties	-	-	13,165	265	350	3	-	13,783
Write down of inventory to NRV	-	-	539	357	272	-	-	1,168

Total cost of sales	$-	$-	$73,588	$43,189	$12,172	$3	$-	$128,952

Care and maintenance costs	-	-	-	-	497	859	-	1,356
Severance costs	-	-	-	-	870	-	-	870
Impairment (reversal of impairment)	-	-	-	-	-	(16,791)	-	(16,791)

Earnings (loss) before taxes	$(2,605)	$(10,648)	$34,904	$3,890	$(3,790)	$15,929	$(7,992)	$29,688

Current income tax expense (recovery)	-	-	3,206	275	-	-	-	3,481
Deferred income tax expense (recovery)	-	-	9,924	2,328	-	-	-	12,252
Total income tax expense (recovery)	-	-	13,130	2,603	-	-	-	15,733

Net earnings (loss)	$(2,605)	$(10,648)	$21,774	$1,287	$(3,790)	$15,929	$(7,992)	$13,955
Year ended December 31, 2020
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	El Cubo	Terronera	Total
Silver sales	$-	$-	$65,501	$7,471	$1,761	$-	$-	$74,733
Gold sales	-	-	17,458	33,970	14,126	-	-	$65,554
Less: smelting and refining costs			-	(1,393)	(433)			$(1,826)
Total revenue	$-	$-	$82,959	$40,048	$15,454	$-	$-	$138,461

Salaries, wages and benefits:
mining	$-	$-	$5,825	$3,660	$1,430	$-	$-	$10,915
processing	-	-	1,846	1,275	916	-	-	4,037
administrative	-	-	2,721	2,434	1,142	-	-	6,297
stock based compensation	-	-	114	108	108	-	-	330
change in inventory	-	-	(239)	(172)	(219)	-	-	(630)
Total salaries, wages and benefits	-	-	10,267	7,305	3,377	-	-	20,949

Direct costs:
mining	-	-	18,324	9,108	3,914	-	-	31,346
processing	-	-	9,549	3,427	2,204	-	-	15,180
administrative	-	-	3,461	2,484	1,835	-	-	7,780
change in inventory	-	-	(794)	(420)	390	-	-	(824)
Total direct production costs	-	-	30,540	14,599	8,343	-	-	53,482

Depreciation and depletion:
depreciation and depletion	-	-	9,223	9,341	10,793	-	-	29,357
change in inventory	-	-	(438)	(394)	(389)	-	-	(1,221)
Total depreciation and depletion	-	-	8,785	8,947	10,404	-	-	28,136

Royalties	-	-	7,407	197	550	-	-	8,154
Write down of inventory to NRV	-	-	-	-	405	-	-	405

Total cost of sales	$-	$-	$56,999	$31,048	$23,079	$-	$-	$111,126

Care and maintenance costs	-	-	886	832	504	3,011	-	5,233
Impaiment (reversal of impairment)	-	-	(2,576)	-	3,000	-	-	424

Earnings (loss) before taxes	$(12,976)	$(7,323)	$27,650	$8,168	$(11,129)	$(3,011)	$(2,433)	$(1,054)

Current income tax expense (recovery)	-	-	2,007	918	68	-	-	2,993
Deferred income tax expense (recovery)	-	-	(5,811)	774	(169)	-	-	(5,206)
Total income tax expense (recovery)	-	-	(3,804)	1,692	(101)	-	-	(2,213)

Net earnings (loss)	$(12,976)	$(7,323)	$31,454	$6,476	$(11,028)	$(3,011)	$(2,433)	$1,159